Selected Statement of Operations Data - Selling, General and Administrative Expenses (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Comprised as follows:
Selling	$ 57,753	$ 45,044	$ 35,746
General and administrative	59,740	51,125	40,202
Selling, general and administrative expense	$ 117,493	$ 96,169	$ 75,948